UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: October 1, 2018 – December 31, 2018

Item 1.  Schedule of Investments.

ABSOLUTE CAPITAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2018

Shares	Security Description	Value
Long Positions - 91.8%
Common Stock - 62.5%
Communication Services - 11.4%
644	Alphabet, Inc., Class A (a)	$672,954
644	Alphabet, Inc., Class C (a)(b)	666,933
29,779	CBS Corp., Class B	1,301,938
3,013	Comcast Corp., Class A	102,593
7,967	Expedia, Inc. (b)	897,482
7,009	Facebook, Inc., Class A (a)(b)	918,810
23,955	Naspers, Ltd., ADR, Class N	949,935
1,607	Omnicom Group, Inc.	117,697
3,211	Spark Networks SE, ADR (a)	25,303
		5,653,645
Consumer Discretionary - 12.7%
29,034	American Airlines Group, Inc. (b)	932,282
2,409	CarMax, Inc. (a)(b)	151,116
7,710	Delta Air Lines, Inc.	384,729
26,720	General Motors Co. (b)(c)	893,784
9,607	Harley-Davidson, Inc. (b)(c)	327,791
12,230	Mohawk Industries, Inc. (a)(b)(d)	1,430,421
9,957	Robert Half International, Inc.	569,540
19,878	Starbucks Corp.	1,280,143
3,315	The Walt Disney Co. (b)	363,490
		6,333,296
Consumer Staples - 3.8%
4,193	AMERCO (a)	1,375,765
16,595	US Foods Holding Corp. (a)(b)	525,066
		1,900,831
Energy - 0.6%
11,750	Halliburton Co.	312,315
Financials - 17.6%
5,534	American Express Co.	527,501
4,699	Aon PLC	683,047
38,044	Bank of America Corp. (b)	937,404
7,546	Berkshire Hathaway, Inc., Class B (a)(b)(d)	1,540,742
25,276	CBRE Group, Inc., Class A (a)(b)	1,012,051
8,904	Citigroup, Inc.	463,542
10,800	JPMorgan Chase & Co.	1,054,296
43,706	The Blackstone Group LP (b)	1,302,876
18,155	The Charles Schwab Corp.	753,977
2,765	The Goldman Sachs Group, Inc.	461,893
		8,737,329
Health Care - 1.3%
9,095	Bayer AG	631,071
Industrials - 7.8%
19,548	Jacobs Engineering Group, Inc.	1,142,776
41,406	Quanta Services, Inc. (b)(d)	1,246,321
2,077	The Boeing Co.	669,832
3,651	United Parcel Service, Inc., Class B	356,082
4,275	Valmont Industries, Inc.	474,311
		3,889,322
Information Technology - 5.5%
9,864	Analog Devices, Inc. (b)	846,627
9,420	Apple, Inc.	1,485,911
613	IBM	69,680
2,812	Intel Corp. (b)	131,967
5,512	Micron Technology, Inc. (a)(c)	174,896
		2,709,081
Materials - 1.8%
8,921	PPG Industries, Inc. (b)	911,994
Total Common Stock (Cost $33,387,900)		31,078,884

ABSOLUTE FUNDS

ABSOLUTE CAPITAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2018

Shares	Security Description	Value
Money Market Fund - 21.6%
10,768,485	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 2.27% (e)
	(Cost $10,768,485)	$10,768,485

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
Purchased Options - 7.7%
Call Options Purchased - 1.5%
150	AMC Networks, Inc.	$60.00	03/19	$900,000	25,125
11	AMC Networks, Inc.	55.00	03/19	60,500	3,960
55	Caterpillar, Inc.	200.00	01/19	1,100,000	55
597	General Motors Co.	65.00	01/19	3,880,500	597
524	General Motors Co.	55.00	01/19	2,882,000	524
114	General Motors Co.	34.00	03/19	387,600	21,660
272	Harley-Davidson, Inc.	65.00	01/19	1,768,000	272
329	SPDR S&P 500 ETF Trust	266.00	01/19	8,751,400	329
192	SPDR S&P 500 ETF Trust	254.00	01/19	4,876,800	192
12,085	SPDR S&P 500 ETF Trust	310.00	01/19	374,635,000	12,085
1,105	SPDR S&P 500 ETF Trust	0.00	01/19	27,846,000	492,830
7,092	SPDR S&P 500 ETF Trust	300.00	02/19	212,760,000	21,276
94	United Continental Holdings, Inc.	65.00	01/19	611,000	178,365
Total Call Options Purchased (Premiums Paid $1,835,361)					757,270
Put Options Purchased - 6.2%
29	Comcast Corp.	40.00	01/20	98,745	21,170
28	Intel Corp.	42.00	01/20	131,404	9,660
19	Micron Technology, Inc.	42.00	01/20	60,287	23,180
27	Micron Technology, Inc.	40.00	01/20	85,671	29,268
16	Omnicom Group, Inc.	72.50	01/20	117,184	10,880
1,478	SPDR S&P 500 ETF Trust	270.00	01/19	36,938,176	2,956,000
Total Put Options Purchased (Premiums Paid $1,482,608)					3,050,158
Total Purchased Options (Premiums Paid $3,317,969)					3,807,428
Total Long Positions - 91.8% (Cost $47,474,354)					45,654,797
Total Short Positions - (24.8)% (Proceeds $(13,871,235))					(12,329,357)
Total Written Options - (1.4)% (Premiums Received $(1,070,728))					(690,512)
Other Assets & Liabilities, Net - 34.4%					17,120,912
Net Assets - 100.0%					$49,755,840

ABSOLUTE FUNDS

ABSOLUTE CAPITAL OPPORTUNITIES FUND

SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)

DECEMBER 31, 2018

Shares	Security Description	Value
Short Positions - (24.8)%
Common Stock - (0.2)%
Industrials - (0.2)%
(677)	Caterpillar, Inc.
	(Proceeds $(112,724))	$(86,026)

Shares	Security Description	Value
Investment Company - (24.6)%
(48,989)	SPDR S&P 500 ETF Trust
	(Proceeds $(13,758,511))	(12,243,331)
Total Short Positions - (24.8)% (Proceeds $(13,871,235))		$(12,329,357)

ABSOLUTE FUNDS

ABSOLUTE CAPITAL OPPORTUNITIES FUND

SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)

DECEMBER 31, 2018

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
Written Options - (1.4)%
Call Options Written - (0.1)%
(71)	General Motors Co.	$45.00	01/20	$237,495	$(6,958)
(245)	Harley-Davidson, Inc.	75.00	01/19	835,940	(245)
(19)	Micron Technology, Inc.	70.00	01/20	60,287	(627)
(27)	Micron Technology, Inc.	60.00	01/20	85,671	(1,917)
(329)	SPDR S&P 500 ETF Trust	271.00	01/19	8,222,368	(329)
(384)	SPDR S&P 500 ETF Trust	258.00	01/19	9,596,928	(384)
(322)	SPDR S&P 500 ETF Trust	265.00	01/19	8,047,424	(16,100)
Total Call Options Written (Premiums Received $(202,624))					(26,560)
Put Options Written - (1.3)%
(21)	Acuity Brands, Inc.	80.00	12/19	168,000	(8,820)
(4)	Alphabet, Inc.	900.00	01/20	360,000	(22,600)
(73)	American Airlines Group, Inc.	25.00	01/20	182,500	(16,498)
(28)	Analog Devices, Inc.	75.00	01/20	210,000	(15,120)
(23)	AT&T, Inc.	90.00	01/19	207,000	(425)
(87)	Bank of America Corp.	20.00	01/20	174,000	(9,657)
(24)	Berkshire Hathaway, Inc.	165.00	01/20	396,000	(13,320)
(32)	CarMax, Inc.	55.00	01/20	176,000	(14,560)
(6)	Caterpillar, Inc.	125.00	05/19	75,000	(6,195)
(60)	CBRE Group, Inc.	35.00	06/19	210,000	(8,400)
(20)	Expedia Group, Inc.	85.00	01/20	170,000	(8,800)
(32)	Facebook, Inc.	120.00	01/20	384,000	(38,720)
(6)	Facebook, Inc., Class A	165.00	01/19	99,000	(20,220)
(17)	FedEx Corp.	160.00	01/20	272,000	(29,368)
(10)	FedEx Corp.	150.00	01/20	150,000	(13,150)
(44)	General Motors Co.	45.00	01/20	198,000	(55,880)
(71)	General Motors Co.	30.00	01/20	213,000	(20,874)
(74)	General Motors Co.	25.00	01/20	185,000	(10,434)
(16)	Harley-Davidson, Inc.	55.00	01/20	88,000	(34,000)
(55)	Intel Corp.	35.00	01/20	192,500	(8,415)
(33)	Lam Research Corp.	110.00	01/20	363,000	(34,980)
(6)	Mohawk Industries, Inc.	130.00	12/19	78,000	(13,110)
(48)	NIKE, Inc., Class B	45.00	01/19	216,000	(48)
(27)	Northern Trust Corp.	75.00	04/19	202,500	(6,750)
(22)	PPG Industries, Inc.	90.00	01/20	198,000	(12,540)
(80)	QUALCOMM, Inc.	55.00	01/20	440,000	(47,600)
(74)	Quanta Services, Inc.	28.00	05/19	207,200	(10,545)
(192)	SPDR S&P 500 ETF Trust	247.00	01/19	4,742,400	(192)
(192)	SPDR S&P 500 ETF Trust	245.00	01/19	4,704,000	(192)
(252)	SPDR S&P 500 ETF Trust	244.00	01/19	6,148,800	(252)
(137)	SPDR S&P 500 ETF Trust	240.00	01/19	3,288,000	(137)
(380)	SPDR S&P 500 ETF Trust	0.00	01/19	9,310,000	(128,440)
(70)	The Blackstone Group LP	28.00	01/20	196,000	(23,100)
(16)	The Walt Disney Co.	90.00	01/19	144,000	(128)
(94)	United Continental Holdings, Inc.	45.00	01/19	423,000	(94)
(18)	United Technologies Corp.	115.00	01/20	207,000	(28,215)
(79)	US Foods Holding Corp.	25.00	04/19	197,500	(2,173)
Total Put Options Written (Premiums Received $(868,104))					(663,952)
Total Written Options - (1.4)% (Premiums Received $(1,070,728))					$(690,512)

 ABSOLUTE FUNDS

ABSOLUTE CAPITAL OPPORTUNITIES FUND

NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited)

DECEMBER 31, 2018

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

LP	Limited Partnership

PLC	Public Limited Company

(a)	Non-income producing security.

(b)	Subject to put option written by the Fund.

(c)	Subject to call option written by the Fund.

(d)	All or a portion of this security is held as collateral for securities sold short.

(e)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of December 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Common Stock
Communication Services	$5,653,645	$–	$–	$5,653,645
Consumer Discretionary	6,333,296	–	–	6,333,296
Consumer Staples	1,900,831	–	–	1,900,831
Energy	312,315	–	–	312,315
Financials	8,737,329	–	–	8,737,329
Health Care	631,071	–	–	631,071
Industrials	3,889,322	–	–	3,889,322
Information Technology	2,709,081	–	–	2,709,081
Materials	911,994	–	–	911,994
Money Market Fund	–	10,768,485	–	10,768,485
Purchased Options	3,544,214	263,214	–	3,807,428
Investments at Value	$34,623,098	$11,031,699	$–	$45,654,797
Total Assets	$34,623,098	$11,031,699	$–	$45,654,797
Liabilities
Securities Sold Short
Common Stock	$(86,026)	$–	$–	$(86,026)
Investment Company	(12,243,331)	–	–	(12,243,331)
Securities Sold Short	$(12,329,357)	$–	$–	$(12,329,357)
Other Financial Instruments*
Written Options	(300,674)	(389,838)	–	(690,512)
Total Liabilities	$(12,630,031)	$(389,838)	$–	$(13,019,869)

*	Other Financial Instruments are derivatives not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as written options, which are reported at their market value at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2018.

ABSOLUTE FUNDS

ABSOLUTE CAPITAL OPPORTUNITIES FUND

NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited)

DECEMBER 31, 2018

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2018

Shares	Security Description	Value
Common Stock - 28.8%
Communication Services - 0.9%
51,000	Liberty Global PLC, Class C (a)	$1,052,640
Consumer Discretionary - 3.4%
17,500	Anheuser-Busch InBev SA/NV, ADR	1,151,675
18,000	CVS Health Corp.	1,179,360
17,000	The TJX Cos., Inc.	760,580
6,500	The Walt Disney Co.	712,725
		3,804,340
Consumer Staples - 0.7%
10,000	Nestle SA, ADR	809,600
Energy - 11.5%
6,930	Anadarko Petroleum Corp.	303,811
16,184	Antero Resources Corp. (a)	151,968
9,670	Cabot Oil & Gas Corp.	216,124
12,797	Cheniere Energy, Inc. (a)	757,454
1,951	Concho Resources, Inc. (a)	200,543
14,223	ConocoPhillips	886,804
4,931	Continental Resources, Inc. (a)	198,177
8,563	Delek U.S. Holdings, Inc.	278,383
1,745	Diamondback Energy, Inc.	161,762
60,000	Enbridge, Inc.	1,864,800
32,529	Energy Transfer Equity LP	429,708
8,687	Enterprise Products Partners LP	213,613
5,112	EOG Resources, Inc.	445,818
27,918	EQT Corp.	527,371
15,952	Equitrans Midstream Corp. (a)	319,359
16,936	Kinder Morgan, Inc.	260,476
13,724	Marathon Petroleum Corp.	809,853
11,094	Noble Energy, Inc.	208,123
11,116	Occidental Petroleum Corp.	682,300
4,625	ONEOK, Inc.	249,519
10,418	Parsley Energy, Inc. (a)	166,480
2,785	Pioneer Natural Resources Co.	366,283
12,698	Plains GP Holdings, LP	255,230
22,605	Schlumberger, Ltd.	815,588
16,925	Tallgrass Energy GP LP	411,955
10,091	Targa Resources Corp.	363,478
21,384	The Williams Cos., Inc.	471,517
9,607	Valero Energy Corp.	720,237
		12,736,734
Financials - 6.0%
6,000	Berkshire Hathaway, Inc., Class B (a)	1,225,080
31,000	Brookfield Asset Management, Inc., Class A	1,188,850
22,500	Franklin Resources, Inc.	667,350
28,000	Loews Corp.	1,274,560
20,000	The Bank of New York Mellon Corp.	941,400
5,500	The Howard Hughes Corp. (a)	536,910
12,000	WR Berkley Corp.	886,920
		6,721,070
Health Care - 1.4%
35,000	Sanofi, ADR	1,519,350
Industrials - 0.5%
8,000	Expeditors International of Washington, Inc.	544,720
Information Technology - 0.6%
12,000	Cerner Corp. (a)	629,280
Materials - 1.8%
9,500	DowDuPont, Inc.	508,060
17,000	Royal Gold, Inc.	1,456,050
		1,964,110
Real Estate - 0.2%
9,000	Equity Commonwealth REIT (a)	270,090

ABSOLUTE FUNDS

1

ABSOLUTE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2018

Shares	Security Description	Value
Utilities - 1.8%
24,000	Dominion Energy, Inc.	$1,715,040
1,558	NextEra Energy, Inc.	270,812
		1,985,852
Total Common Stock (Cost $32,833,519)		32,037,786

Principal	Security Description	Rate	Maturity	Value
Asset Backed Obligations - 0.3%
$43,374	Adjustable Rate Mortgage Trust, Series 2005-12 2A1 (b)	4.20%	03/25/36	39,271
29,237	Adjustable Rate Mortgage Trust, Series 2006-1 3A3 (b)	3.92	03/25/36	25,523
19,149	Banc of America Funding Corp., Series 2006-E 2A1 (b)	4.25	06/20/36	18,656
28,882	Banc of America Funding Corp., Series 2007-E 4A1 (b)	3.93	07/20/47	23,109
59,686	CitiMortgage Alternative Loan Trust, Series 2006-A7 1A12	6.00	12/25/36	56,967
22,270	CitiMortgage Alternative Loan Trust, Series 2007-A4 1A6	5.75	04/25/37	20,615
24,114	Countrywide Alternative Loan Trust, Series 2005-50CB 1A1	5.50	11/25/35	22,355
27,853	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HY5 1A1 (b)	4.52	09/25/47	27,052
45,065	IndyMac Index Mortgage Loan Trust, Series 2006-AR25 3A1 (b)	4.07	09/25/36	37,983
18,453	JP Morgan Mortgage Trust, Series 2007-A2 4A1M (b)	3.73	04/25/37	17,129
27,819	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3 3A1 (b)	3.96	04/25/47	21,659
Total Asset Backed Obligations (Cost $209,207)				310,319

Shares	Security Description	Value
Investment Companies - 45.7%
2,059,142	Absolute Capital Opportunities Fund (c)	23,206,530
2,700,943	Absolute Convertible Arbitrage Fund (c)	27,549,615
Total Investment Companies (Cost $49,988,206)		50,756,145

Shares	Security Description	Value
Money Market Fund - 8.7%
9,657,105	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 2.27% (d)
	(Cost $9,657,105)	9,657,105

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
Purchased Options - 1.0%
Call Options Purchased - 0.7%
2,000	Energy Select Sector SPDR Fund ETF	$75.00	01/19	$15,000,000	2,000
2,000	iShares MSCI Emerging Markets ETF	43.00	01/19	8,600,000	4,000
3,000	iShares MSCI Emerging Markets ETF	44.00	02/19	13,200,000	21,000
3,500	iShares Russell 2000 ETF	170.00	01/19	59,500,000	3,500
2,000	iShares Russell 2000 ETF	163.00	01/19	32,600,000	2,000
1,000	SPDR S&P 500 ETF Trust	304.00	01/19	30,400,000	1,000
1,250	SPDR S&P 500 ETF Trust	250.00	01/19	31,250,000	693,750
5,000	VanEck Vectors Gold Miners ETF	28.00	01/19	14,000,000	5,000
3,000	VanEck Vectors Gold Miners ETF	24.00	01/19	7,200,000	12,000
Total Call Options Purchased (Premiums Paid $1,472,650)					744,250
Put Options Purchased - 0.3%
1,000	Invesco QQQ Trust ETF
	(Premiums Paid $347,000)	145.00	02/19	14,500,000	321,500
Total Purchased Options (Premiums Paid $1,819,650)					1,065,750
Investments, at value - 84.5% (Cost $94,507,687)					$93,827,105
Total Written Options - (0.3)% (Premiums Received $(244,919))					(315,750)
Other Assets & Liabilities, Net - 15.8%					17,571,975
Net Assets - 100.0%					$111,083,330

ABSOLUTE FUNDS

2

ABSOLUTE STRATEGIES FUND

SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)

DECEMBER 31, 2018

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
Written Options - (0.3)%
Call Options Written - (0.2)%
(1,250)	SPDR S&P 500 ETF Trust
	(Premiums Received $(85,921))	$260.00	01/19	$(31,240,000)	$(168,750)
Put Options Written - (0.1)%
(1,000)	Invesco QQQ Trust ETF
	(Premiums Received $(158,998))	135.00	02/19	13,500,000	(147,000)
Total Written Options - (0.3)% (Premiums Received $(244,919))					$(315,750)

ABSOLUTE FUNDS

3

ABSOLUTE STRATEGIES FUND

NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)

DECEMBER 31, 2018

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31, 2018.
(c)	Affiliated Company.
(d)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

At December 31, 2018, the Fund held the following exchange traded futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Depreciation
(130)	Nasdaq 100 E-mini Future	03/15/19	$(16,249,544)	$(16,466,450)	$(216,906)
(320)	S&P 500 E-mini Future	03/15/19	(39,858,831)	(40,083,200)	(224,369)
			$(56,108,375)	$(56,549,650)	$(441,275)

Affiliated investments are investments that are managed by the adviser, and are noted in the Absolute Strategies Fund’s Schedule of Investments. Transactions during the period with affiliates were as follows:

Investment Companies
Absolute Capital Opportunities Fund	Balance 3/31/2018	Gross Additions	Gross Reductions	Change in Unrealized Appreciation	Balance 12/31/2018	Realized Gain	Investment Income
Shares/ Principal	1,529,930	696,538	(167,326)	–	2,059,142
Cost	$16,010,000	$8,481,606	$(2,105,702)	$–	$22,385,904	$1,375,904	$–
Value	19,154,722	–	–	(2,324,096)	23,206,530

Absolute Convertible Arbitrage Fund	Balance 3/31/2018	Gross Additions	Gross Reductions	Change in Unrealized Depreciation	Balance 12/31/2018	Realized Gain	Investment Income
Shares/ Principal	2,840,976	53,111	(193,144)	–	2,700,943
Cost	$29,047,189	$542,972	$(1,987,859)	$–	$27,602,302	$414,343	$–
Value	29,233,640	–	–	(239,138)	27,549,615

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of December 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Common Stock
Communication Services	$1,052,640	$–	$–	$1,052,640

ABSOLUTE FUNDS

4

ABSOLUTE STRATEGIES FUND

NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)

DECEMBER 31, 2018

	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$3,804,340	$–	$–	$3,804,340
Consumer Staples	809,600	–	–	809,600
Energy	12,736,734	–	–	12,736,734
Financials	6,721,070	–	–	6,721,070
Health Care	1,519,350	–	–	1,519,350
Industrials	544,720	–	–	544,720
Information Technology	629,280	–	–	629,280
Materials	1,964,110	–	–	1,964,110
Real Estate	270,090	–	–	270,090
Utilities	1,985,852	–	–	1,985,852
Asset Backed Obligations	–	310,319	–	310,319
Investment Companies	50,756,145	–	–	50,756,145
Money Market Fund	–	9,657,105	–	9,657,105
Purchased Options	1,052,250	13,500	–	1,065,750
Investments at Value	$83,846,181	$9,980,924	$–	$93,827,105
Total Assets	$83,846,181	$9,980,924	$–	$93,827,105
Liabilities
Other Financial Instruments*
Written Options	(315,750)	–	–	(315,750)
Futures	(441,275)	–	–	(441,275)
Total Other Financial Instruments*	$(757,025)	$–	$–	$(757,025)
Total Liabilities	$(757,025)	$–	$–	$(757,025)

*	Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/(depreciation) and written options, which are reported at their market value at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ABSOLUTE FUNDS

5

ABSOLUTE CONVERTIBLE ARBITRAGE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2018

Principal	Security Description	Rate	Maturity	Value
Long Positions - 92.3%
Corporate Convertible Bonds - 78.8%
Communication Services - 16.2%
$2,000,000	Chegg, Inc. (a)(b)	0.25%	05/15/23	$2,422,712
500,000	FireEye, Inc. (a)	1.63	06/01/35	456,748
750,000	FireEye, Inc. (a)(b)	0.88	06/01/24	755,919
1,000,000	Gannett Co., Inc. (b)	4.75	04/15/24	976,029
500,000	Global Eagle Entertainment, Inc. (a)	2.75	02/15/35	370,957
1,250,000	Harmonic, Inc. (a)	4.00	12/01/20	1,322,656
1,500,000	Infinera Corp.	2.13	09/01/24	1,093,200
500,000	iQIYI, Inc. (b)	3.75	12/01/23	478,554
2,000,000	MercadoLibre, Inc. (b)	2.00	08/15/28	1,805,000
1,500,000	Perficient, Inc. (b)	2.38	09/15/23	1,336,769
1,000,000	Quotient Technology, Inc.	1.75	12/01/22	948,100
750,000	RingCentral, Inc. (b)(c)	0.00	03/15/23	891,278
1,000,000	Twitter, Inc. (b)	0.25	06/15/24	874,023
				13,731,945
Consumer Discretionary - 2.3%
500,000	EZCORP, Inc. (a)(b)	2.38	05/01/25	381,001
1,500,000	Live Nation Entertainment, Inc. (b)	2.50	03/15/23	1,531,104
				1,912,105
Consumer Staples - 2.3%
625,000	Flexion Therapeutics, Inc. (a)	3.38	05/01/24	517,049
1,500,000	FTI Consulting, Inc. (b)	2.00	08/15/23	1,437,188
				1,954,237
Energy - 3.5%
1,500,000	Helix Energy Solutions Group, Inc. (a)	4.13	09/15/23	1,389,266
1,500,000	Newpark Resources, Inc. (a)(b)	4.00	12/01/21	1,555,872
				2,945,138
Financials - 1.7%
500,000	Encore Capital Europe Finance, Ltd. (a)	4.50	09/01/23	399,926
247,000	Encore Capital Group, Inc. (a)	3.00	07/01/20	224,107
400,000	Encore Capital Group, Inc.	2.88	03/15/21	334,059
500,000	New Mountain Finance Corp.	5.75	08/15/23	496,040
				1,454,132
Health Care - 14.2%
250,000	Accelerate Diagnostics, Inc. (a)(b)	2.50	03/15/23	177,978
1,500,000	Accuray, Inc. (b)	3.75	07/15/22	1,393,800
1,000,000	Alder Biopharmaceuticals, Inc.	2.50	02/01/25	800,185
525,000	DexCom, Inc. (a)	0.75	05/15/22	709,452
1,000,000	Exact Sciences Corp. (a)	1.00	01/15/25	1,100,600
500,000	Insmed, Inc.	1.75	01/15/25	357,999
1,500,000	Insulet Corp. (b)	1.38	11/15/24	1,596,773
500,000	Karyopharm Therapeutics, Inc. (b)	3.00	10/15/25	439,600
1,000,000	Ligand Pharmaceuticals, Inc. (b)	0.75	05/15/23	888,009
1,000,000	Novavax, Inc. (a)	3.75	02/01/23	612,500
1,000,000	Pacira Pharmaceuticals, Inc.	2.38	04/01/22	994,375
1,100,000	Retrophin, Inc.	2.50	09/15/25	988,379
1,500,000	Supernus Pharmaceuticals, Inc. (b)	0.63	04/01/23	1,417,500
500,000	Theravance Biopharma, Inc. (a)	3.25	11/01/23	515,625
				11,992,775
Industrials - 8.5%
1,000,000	Chart Industries, Inc. (b)	1.00	11/15/24	1,245,850
305,000	Fluidigm Corp. (a)	2.75	02/01/34	351,513
1,000,000	II-VI, Inc.	0.25	09/01/22	976,589
1,424,000	Kaman Corp.	3.25	05/01/24	1,523,710
967,000	Team, Inc.	5.00	08/01/23	966,087
365,000	TimkenSteel Corp. (a)	6.00	06/01/21	378,150
2,000,000	Vishay Intertechnology, Inc. (a)(b)	2.25	06/15/25	1,774,190
				7,216,089
Information Technology - 29.1%
1,000,000	Apptio, Inc. (a)(b)	0.88	04/01/23	1,130,802
1,005,000	Atlassian, Inc. (b)	0.63	05/01/23	1,279,119
500,000	Avid Technology, Inc. (a)	2.00	06/15/20	452,500
2,000,000	Carbonite, Inc. (a)	2.50	04/01/22	2,387,556

ABSOLUTE FUNDS

1

ABSOLUTE CONVERTIBLE ARBITRAGE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2018

Principal	Security Description	Rate	Maturity	Value
Information Technology - 29.1%
$1,590,000	Coupa Software, Inc. (a)(b)	0.38%	01/15/23	$2,409,844
500,000	Electronics For Imaging, Inc. (b)	2.25	11/15/23	487,374
1,000,000	Envestnet, Inc. (b)	1.75	06/01/23	1,002,992
200,000	Evolent Health, Inc. (b)	1.50	10/15/25	184,798
1,500,000	Five9, Inc. (a)(b)	0.13	05/01/23	1,835,386
1,000,000	MINDBODY, Inc. (a)(b)	0.38	06/01/23	990,400
2,000,000	MongoDB, Inc. (b)	0.75	06/15/24	2,757,810
2,000,000	New Relic, Inc. (a)(b)	0.50	05/01/23	2,007,310
1,000,000	Pure Storage, Inc. (b)	0.13	04/15/23	933,800
1,000,000	ServiceNow, Inc. (c)	0.00	06/01/22	1,398,288
1,500,000	Silicon Laboratories, Inc.	1.38	03/01/22	1,588,281
1,000,000	Splunk, Inc. (b)	1.13	09/15/25	987,719
1,000,000	Veeco Instruments, Inc.	2.70	01/15/23	759,143
1,500,000	Vocera Communications, Inc. (a)(b)	1.50	05/15/23	2,005,521
				24,598,643
Materials - 1.0%
500,000	Aceto Corp. (a)	2.00	11/01/20	375,625
520,000	SSR Mining, Inc. (a)	2.88	02/01/33	518,700
				894,325
Total Corporate Convertible Bonds (Cost $67,052,549)				66,699,389

Shares	Security Description	Value
Money Market Fund - 13.5%
11,461,332	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 2.27% (a)(d)
	(Cost $11,461,332)	11,461,332
Total Long Positions - 92.3% (Cost $78,513,881)		78,160,721
Total Short Positions - (34.1)% (Proceeds $(31,149,143))		(28,891,628)
Other Assets & Liabilities, Net - 41.8%		35,389,092
Net Assets - 100.0%		$84,658,185

ABSOLUTE FUNDS

2

ABSOLUTE CONVERTIBLE ARBITRAGE FUND

SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)

DECEMBER 31, 2018

Shares	Security Description	Value
Short Positions - (34.1)%
Common Stock - (34.1)%
Communication Services - (6.5)%
(51,846)	Chegg, Inc.	$(1,473,464)
(19,930)	FireEye, Inc.	(323,065)
(38,000)	Gannett Co., Inc.	(324,140)
(114,500)	Harmonic, Inc.	(540,440)
(68,300)	Infinera Corp.	(272,517)
(9,300)	iQIYI, Inc., ADR	(138,291)
(3,325)	MercadoLibre, Inc.	(973,726)
(18,835)	Perficient, Inc.	(419,267)
(26,900)	Quotient Technology, Inc.	(287,292)
(6,020)	RingCentral, Inc., Class A	(496,289)
(7,200)	Twitter, Inc.	(206,928)
		(5,455,419)
Consumer Discretionary - (0.8)%
(19,300)	EZCORP, Inc., Class A	(149,189)
(11,100)	Live Nation Entertainment, Inc.	(546,675)
		(695,864)
Consumer Staples - (0.6)%
(11,550)	Flexion Therapeutics, Inc.	(130,746)
(6,000)	FTI Consulting, Inc.	(399,840)
		(530,586)
Energy - (1.4)%
(100,939)	Helix Energy Solutions Group, Inc.	(546,080)
(91,600)	Newpark Resources, Inc.	(629,292)
		(1,175,372)
Financials - (0.3)%
(9,968)	Encore Capital Group, Inc.	(234,248)
(3,500)	New Mountain Finance Corp.	(44,030)
		(278,278)
Health Care - (5.4)%
(4,200)	Accelerate Diagnostics, Inc.	(48,300)
(140,200)	Accuray, Inc.	(478,082)
(30,500)	Alder Biopharmaceuticals, Inc.	(312,625)
(3,755)	DexCom, Inc.	(449,849)
(8,465)	Exact Sciences Corp.	(534,142)
(6,600)	Insmed, Inc.	(86,592)
(9,550)	Insulet Corp.	(757,506)
(22,400)	Karyopharm Therapeutics, Inc.	(209,888)
(1,800)	Ligand Pharmaceuticals, Inc.	(244,260)
(81,395)	Novavax, Inc.	(149,767)
(6,361)	Pacira Pharmaceuticals, Inc.	(273,650)
(16,400)	Retrophin, Inc.	(371,132)
(13,455)	Supernus Pharmaceuticals, Inc.	(446,975)
(9,500)	Theravance Biopharma, Inc.	(243,105)
		(4,605,873)
Industrials - (3.7)%
(13,100)	Chart Industries, Inc.	(851,893)
(22,358)	Fluidigm Corp.	(192,726)
(11,733)	II-VI, Inc.	(380,853)
(11,300)	Kaman Corp.	(633,817)
(24,300)	Team, Inc.	(355,995)
(16,135)	TimkenSteel Corp.	(141,020)
(31,012)	Vishay Intertechnology, Inc.	(558,526)
		(3,114,830)
Information Technology - (15.4)%
(15,303)	Apptio, Inc., Class A	(580,902)
(8,300)	Atlassian Corp. PLC, Class A	(738,534)
(3,500)	Avid Technology, Inc.	(16,625)
(52,586)	Carbonite, Inc.	(1,328,322)
(28,619)	Coupa Software, Inc.	(1,798,990)
(8,280)	Electronics For Imaging, Inc.	(205,344)
(6,525)	Envestnet, Inc.	(320,965)
(3,950)	Evolent Health, Inc., Class A	(78,802)

ABSOLUTE FUNDS

3

ABSOLUTE CONVERTIBLE ARBITRAGE FUND

SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)

DECEMBER 31, 2018

Shares	Security Description	Value
Information Technology - (15.4)% (continued)
(25,936)	Five9, Inc.	$(1,133,922)
(5,600)	MINDBODY, Inc., Class A	(203,840)
(22,147)	MongoDB, Inc.	(1,854,590)
(10,550)	New Relic, Inc.	(854,234)
(16,800)	Pure Storage, Inc., Class A	(270,144)
(6,042)	ServiceNow, Inc.	(1,075,778)
(8,525)	Silicon Laboratories, Inc.	(671,855)
(3,667)	Splunk, Inc.	(384,485)
(11,000)	Veeco Instruments, Inc.	(81,510)
(35,825)	Vocera Communications, Inc.	(1,409,714)
		(13,008,556)
Materials - 0.0%
(300)	Aceto Corp.	(252)
(2,200)	SSR Mining, Inc.	(26,598)
		(26,850)
Total Common Stock (Proceeds $(31,149,143))		(28,891,628)
Total Short Positions - (34.1)% (Proceeds $(31,149,143))		$(28,891,628)

ABSOLUTE FUNDS

4

ABSOLUTE CONVERTIBLE ARBITRAGE FUND

NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT (Unaudited)

DECEMBER 31, 2018

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	All or a portion of this security is held as collateral for securities sold short.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $41,392,024 or 48.9% of net assets.
(c)	Zero coupon bond. Interest rate presented is yield to maturity.
(d)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

The following is a summary of the inputs used to value the Fund's investments and liabilities as of December 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Corporate Convertible Bonds	$–	$66,699,389	$–	$66,699,389
Money Market Fund	–	11,461,332	–	11,461,332
Investments at Value	$–	$78,160,721	$–	$78,160,721
Total Assets	$–	$78,160,721	$–	$78,160,721
Liabilities
Securities Sold Short
Common Stock	$(28,891,628)	$–	$–	$(28,891,628)
Securities Sold Short	$(28,891,628)	$–	$–	$(28,891,628)
Total Liabilities	$(28,891,628)	$–	$–	$(28,891,628)

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ABSOLUTE FUNDS

5

ADALTA INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2018

Shares	Security Description	Value
Equity Securities - 93.2%
Common Stock - 84.2%
Brazil - 5.1%
326,800	GP Investments, Ltd., BDR (a)	$389,554
10,500	StoneCo, Ltd. (a)	193,620
		583,174
Canada - 2.1%
576,750	Obsidian Energy, Ltd. (a)	232,430

Cayman Islands - 7.2%
14,400	Baozun, Inc., ADR (a)	420,624
10,000	Tencent Holdings, Ltd., ADR	394,700
		815,324
China - 15.3%
4,800	Alibaba Group Holding, Ltd., ADR (a)	657,936
4,246	Baidu, Inc., ADR (a)	673,416
17,000	Momo, Inc., ADR (a)	403,750
		1,735,102
Cyprus - 2.2%
2,021,534	Secure Property Development & Investment PLC (a)(b)	244,781
France - 3.2%
5,600	Cellectis SA, ADR (a)	93,240
13,396	Tarkett SA	268,905
		362,145
Hong Kong - 11.3%
98,500	BYD Co., Ltd., Class H	628,322
3,590,300	Genting Hong Kong, Ltd.	660,243
		1,288,565
India - 4.0%
127,950	Dewan Housing Finance Corp., Ltd.	457,076
Israel - 4.5%
32,800	Teva Pharmaceutical Industries, Ltd., ADR (a)	505,776
Japan - 12.2%
38,700	FANUC Corp., ADR	582,822
1,400	Murata Manufacturing Co., Ltd.	191,022
12,650	Sony Corp.	614,698
		1,388,542
Netherlands - 1.0%
4,200	Yandex NV, Class A (a)	114,870
Spain - 3.9%
17,000	Cellnex Telecom SA (c)	436,107
Switzerland - 10.0%
6,293	Dufry AG (a)	596,199
38,778	STMicroelectronics NV, ADR	538,239
		1,134,438

Shares	Security Description	Value
United States - 2.2%
20,202	TCG BDC, Inc. (b)	$250,506
Total Common Stock (Cost $13,035,246)		9,548,836

Principal	Security Description	Value
Private Equity Funds - 9.0%
Cayman Islands - 4.7%
$492,966	Silvershore Internet Opportunity Fund I LP (a)(b)(d)(e)
	(Cost $492,966)	540,580
India - 0.0%
36,915	Bharat Investors LP (a)(b)(f)(g)
	(Cost $36,915)	0
South Korea - 4.3%
400,000	Silvershore GO I LP (a)(b)(d)(h)(i)
	(Cost $400,000)	485,213
Total Private Equity Funds (Cost $929,881)		1,025,793
Total Equity Securities (Cost $13,965,127)		10,574,629

Principal	Security Description	Rate	Maturity	Value
Fixed Income Securities - 2.6%
Corporate Convertible Bond - 2.6%
Philippines - 2.6%
300,000	Migo (b)(f)(j)
	(Cost $300,000)	7.50%	06/14/19	300,000
Total Fixed Income Securities (Cost $300,000)				300,000
Investments, at value - 95.8% (Cost $14,265,127)				$10,874,629
Other Assets & Liabilities, Net - 4.2%				470,940
Net Assets - 100.0%				$11,345,569

ADR	American Depositary Receipt

BDR	Brazilian Depositary Receipt

LP	Limited Partnership

PLC	Public Limited Company

(a)	Non-income producing security.

(b)	Illiquid security.

(c)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $436,107 or 3.9% of net assets.

(d)	Investment valued using practical expedient.

(e)	Private equity fund purchased on 02/01/18 that invests in Greenoaks Opportunity Partners I LLC. Illiquid investment in which redemptions are not accepted. No unfunded commitments as of December 31, 2018.

1

ADALTA INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2018

(f)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $300,000 or 2.6% of net assets.

(g)	Private equity fund purchased on 03/08/13 that invests in Unitech Corporate Parks PLC. Redemptions may be made on the last day of each calendar quarter upon 60 days written notice. No unfunded commitments as of December 31, 2018.

(h)	Affiliated Company.

(i)	Private equity fund purchased on 03/02/18 that invests in Grab, Inc. Illiquid investment in which redemptions are not accepted. No unfunded commitments as of December 31, 2018.

(j)	Corporate convertible bond purchased on 12/31/17. Security fair valued using private transaction cost.

The following is a summary of the inputs used to value the Fund's inputs as of December 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Practical Expedient *	$1,025,793
Level 1 - Quoted Prices	9,548,836
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	300,000
Total	$10,874,629

*	As a practical expedient, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been categorized in the fair value hierarchy. The fair value amount presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

The Level 1 value displayed in this table is Common Stock. The Level 3 value displayed in this table is a Private Equity Fund and a Corporate Convertible Bond. Refer to this Schedule of Investments for a further breakout of each security by country and instrument type.

An affiliate is an entity in which the Fund has ownership of at least 5% of the voting securities. Transactions during the year with affiliates were as follows:

Private Equity Fund
Balance 03/31/18
Principal	$400,000
Cost	$400,000
Value	$386,023
Gross Additions
Principal	$–
Cost	$–
Gross Reductions
Principal	$–
Cost	$–
Balance 12/31/18
Principal	$400,000
Cost	$400,000
Value	$485,213
Realized Gain/(Loss)	$–
Unrealized Depreciation	$85,213

2

ADALTA INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2018

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Private Equity Funds	Corporate Convertible Bond
Balance as of 03/31/18	$3,132	$300,000
Change in unrealized appreciation/(depreciation)	(3,132)	–
Balance as of 12/31/18	$–	$300,000
Net change in unrealized appreciation/(depreciation) from investments held as of 12/31/18	$(3,132)	$–

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

3

BECK, MACK & OLIVER PARTNERS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

DECEMBER 31, 2018

Shares	Security Description	Value
Common Stock - 99.6%
Communication Services - 5.1%
110,000	CenturyLink, Inc.	$1,666,500
Consumer Discretionary - 6.0%
57,000	Discovery Communications, Inc., Class C (a)	1,315,560
29,000	Liberty Global PLC, Class A (a)	618,860
		1,934,420
Consumer Staples - 1.4%
7,000	Anheuser-Busch InBev SA/NV, ADR	460,670
Energy - 8.2%
45,000	Enterprise Products Partners LP	1,106,550
100,000	Matador Resources Co. (a)	1,553,000
		2,659,550
Financials - 29.0%
70,000	Apollo Global Management, LLC	1,717,800
4,400	Credit Acceptance Corp. (a)	1,679,744
11,500	Enstar Group, Ltd. (a)	1,927,055
16,000	JPMorgan Chase & Co.	1,561,920
16,000	Oaktree Capital Group, LLC	636,000
63,000	The Blackstone Group LP	1,878,030
		9,400,549
Health Care - 20.6%
10,500	Abbott Laboratories	759,465
24,000	Gilead Sciences, Inc.	1,501,200
50,000	Grifols SA, ADR	918,000
9,400	Laboratory Corp. of America Holdings (a)	1,187,784
40,000	RadNet, Inc. (a)	406,800
72,000	Teva Pharmaceutical Industries, Ltd., ADR (a)	1,110,240
4,300	Waters Corp. (a)	811,195
		6,694,684
Industrials - 7.9%
24,000	Armstrong World Industries, Inc.	1,397,040
16,500	Wabtec Corp.	1,159,125
		2,556,165
Information Technology - 16.8%
1,850	Alphabet, Inc., Class C (a)	1,915,879
160,000	BlackBerry, Ltd. (a)	1,137,600
17,000	Microsoft Corp.	1,726,690
12,000	QUALCOMM, Inc.	682,920
		5,463,089
Materials - 1.5%
1,200	The Sherwin-Williams Co.	472,152
Real Estate - 3.1%
28,080	Homefed Corp. (a)	1,010,880
Total Common Stock (Cost $29,307,582)		32,318,659

Shares	Security Description	Exercise Price	Exp. Date	Value
Warrants - 0.0%
75,675	AgroFresh Solutions, Inc. (a) (Cost $171,745)	$11.50	07/31/20	$12,713
Investments, at value - 99.6% (Cost $29,479,327)				$32,331,372
Other Assets & Liabilities, Net - 0.4%				114,599
Net Assets - 100.0%				$32,445,971

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
(a)	Non-income producing security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

1

BECK, MACK & OLIVER PARTNERS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

DECEMBER 31, 2018

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$32,331,372
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$32,331,372

The Level 1 value displayed in this table includes Common Stock and a Warrant. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

2

LMCG GLOBAL MULTICAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2018

Shares	Security Description	Value
Equity Securities - 93.8%
Common Stock - 92.9%
Brazil - 0.4%
500	Vale SA	$6,555
Canada - 1.7%
100	Canadian National Railway Co.	7,406
400	Canadian Natural Resources, Ltd.	9,651
200	The Toronto-Dominion Bank	9,942
		26,999
China - 5.0%
123	58.com, Inc., ADR (a)	6,668
6,000	Agile Group Holdings, Ltd.	7,078
78	Alibaba Group Holding, Ltd., ADR (a)	10,691
41	Baidu, Inc., ADR (a)	6,503
11,700	China Construction Bank Corp., Class H	9,580
520	China Mobile, Ltd.	5,032
5,000	CNOOC, Ltd.	7,702
11,000	Industrial & Commercial Bank of China, Ltd., Class H	7,824
416	Tencent Holdings, Ltd.	16,673
		77,751
France - 1.7%
146	BNP Paribas SA	6,594
83	Sanofi	7,200
160	Vinci SA	13,157
		26,951
Germany - 2.7%
116	BASF SE	8,080
89	Bayer AG	6,190
116	Daimler AG	6,115
114	SAP SE	11,314
94	Siemens AG	10,490
		42,189
Hong Kong - 0.9%
8,000	Sino Land Co., Ltd.	13,706
Hungary - 0.4%
300	Richter Gedeon Nyrt	5,811
Ireland - 0.4%
179	AerCap Holdings NV (a)	7,088
Italy - 1.4%
1,781	Enel SpA	10,325
412	Eni SpA	6,508
2,301	Intesa Sanpaolo SpA	5,124
		21,957
Japan - 5.2%
400	Bridgestone Corp.	15,346
400	Canon, Inc.	11,006
400	Honda Motor Co., Ltd.	10,538
1,500	Mitsubishi UFJ Financial Group, Inc.	7,362
600	Sumitomo Electric Industries, Ltd.	7,946
300	Sumitomo Mitsui Financial Group, Inc.	9,890
1,000	Toray Industries, Inc.	7,070
200	Toyota Motor Corp.	11,577
		80,735
Mexico - 0.7%
1,068	Grupo Financiero Banorte SAB de CV	5,214
2,454	Wal-Mart de Mexico SAB de CV	6,241
		11,455
Netherlands - 1.2%
794	ING Groep NV	8,541
174	Royal Dutch Shell PLC, ADR	10,139
		18,680

Shares	Security Description	Value
Singapore - 1.0%
5,100	CapitaLand, Ltd.	$11,630
2,800	Singapore Press Holdings, Ltd.	4,825
		16,455
South Africa - 0.6%
28	Naspers, Ltd., Class N	5,606
1,406	Rand Merchant Investment Holdings, Ltd.	3,553
		9,159
South Korea - 3.4%
90	Daelim Industrial Co., Ltd. (a)	8,268
110	Douzone Bizon Co., Ltd. (a)	5,126
238	Hana Financial Group, Inc.	7,740
104	LG Electronics, Inc.	5,832
315	Samsung Electronics Co., Ltd.	10,966
135	SK Hynix, Inc. (a)	7,360
30	SK Telecom Co., Ltd.	7,238
		52,530
Spain - 1.6%
2,383	Banco Santander SA	10,821
1,607	Telefonica SA	13,527
		24,348
Switzerland - 0.9%
170	Nestle SA	13,798
Taiwan - 1.8%
2,000	Formosa Chemicals & Fibre Corp.	6,842
1,000	President Chain Store Corp.	10,075
14,201	Shin Kong Financial Holding Co., Ltd.	4,153
1,000	Taiwan Semiconductor Manufacturing Co., Ltd.	7,261
		28,331
United Kingdom - 4.5%
334	BHP Group PLC	7,058
1,735	BP PLC	10,968
141	British American Tobacco PLC	4,486
342	GlaxoSmithKline PLC	6,518
1,058	HSBC Holdings PLC	8,728
10,329	Lloyds Banking Group PLC	6,809
425	Royal Dutch Shell PLC, Class B	12,706
234	Unilever PLC	12,286
		69,559
United States - 57.4%
163	AbbVie, Inc.	15,027
121	Agios Pharmaceuticals, Inc. (a)	5,579
28	Alphabet, Inc., Class A (a)	29,259
19	Amazon.com, Inc. (a)	28,537
312	American Campus Communities, Inc. REIT	12,914
122	Ameriprise Financial, Inc.	12,733
94	Amgen, Inc.	18,299
185	Anadarko Petroleum Corp.	8,110
70	Anthem, Inc.	18,384
185	Apple, Inc.	29,182
469	Applied Materials, Inc.	15,355
249	BankUnited, Inc.	7,455
272	Berry Global Group, Inc. (a)	12,928
30	Biogen, Inc. (a)	9,028
229	BorgWarner, Inc.	7,956
487	Brixmor Property Group, Inc. REIT	7,154
295	Capital One Financial Corp.	22,299
349	Central Garden & Pet Co., Class A (a)	10,906
86	Chevron Corp.	9,356
122	Cimarex Energy Co.	7,521
294	Cisco Systems, Inc.	12,739
142	Clean Harbors, Inc. (a)	7,008
518	Comcast Corp., Class A	17,638
108	Curtiss-Wright Corp.	11,029
210	CVS Health Corp.	13,759

LMCG FUNDS

1

LMCG GLOBAL MULTICAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2018

Shares	Security Description	Value
United States - 57.4% (continued)
555	Darling Ingredients, Inc. (a)	$10,678
404	Devon Energy Corp.	9,106
96	DTE Energy Co.	10,589
157	Envestnet, Inc. (a)	7,723
645	FNB Corp.	6,347
122	Gilead Sciences, Inc.	7,631
258	GTT Communications, Inc. (a)	6,104
185	Hartford Financial Services Group, Inc.	8,223
221	Intel Corp.	10,372
620	Invesco, Ltd.	10,379
221	JPMorgan Chase & Co.	21,574
206	KAR Auction Services, Inc.	9,830
113	LHC Group, Inc. (a)	10,608
187	Lincoln National Corp.	9,595
153	Lowe's Cos., Inc.	14,131
65	M&T Bank Corp.	9,303
245	MACOM Technology Solutions Holdings, Inc. (a)	3,555
175	Marriott Vacations Worldwide Corp.	12,339
200	Merck & Co., Inc.	15,282
319	Micron Technology, Inc. (a)	10,122
199	Microsoft Corp.	20,212
255	Mimecast, Ltd. (a)	8,576
121	Murphy USA, Inc. (a)	9,273
357	Newfield Exploration Co. (a)	5,234
114	Nexstar Media Group, Inc., Class A	8,965
266	Nucor Corp.	13,781
286	PacWest Bancorp	9,518
421	Pfizer, Inc.	18,377
173	Portland General Electric Co.	7,932
235	Prestige Consumer Healthcare, Inc. (a)	7,257
165	PTC, Inc. (a)	13,679
255	RealPage, Inc. (a)	12,288
423	Red Rock Resorts, Inc., Class A	8,591
117	Regal Beloit Corp.	8,196
137	Royal Caribbean Cruises, Ltd.	13,397
211	RPM International, Inc.	12,403
447	Sinclair Broadcast Group, Inc., Class A	11,774
60	Snap-on, Inc.	8,717
98	Stericycle, Inc. (a)	3,596
45	SVB Financial Group (a)	8,546
173	Target Corp.	11,434
108	The Allstate Corp.	8,924
62	The Goldman Sachs Group, Inc.	10,357
167	TreeHouse Foods, Inc. (a)	8,469
105	United Rentals, Inc. (a)	10,766
106	Valero Energy Corp.	7,947
106	VMware, Inc., Class A (a)	14,536
203	Walgreens Boots Alliance, Inc.	13,871
159	Walmart, Inc.	14,811
270	Wells Fargo & Co.	12,442
129	WR Grace & Co.	8,373
390	Zayo Group Holdings, Inc. (a)	8,908
		894,796
Total Common Stock (Cost $1,393,794)		1,448,853

Shares	Security Description	Rate	Value
Preferred Stock - 0.9%
Brazil - 0.9%
300	Cia Brasileira de Distribuicao	0.24%	6,256
2,200	Itausa - Investimentos Itau SA	0.02	6,856
			13,112
Total Preferred Stock (Cost $12,492)			13,112
Total Equity Securities (Cost $1,406,286)			1,461,965

Shares	Security Description	Value
Investment Companies - 3.9%
336	iShares Core MSCI Emerging Markets ETF	$15,843
138	iShares MSCI ACWI ETF	8,854
151	iShares MSCI EAFE ETF	8,876
485	iShares MSCI India ETF	16,170
462	iShares MSCI Turkey ETF	11,351
Total Investment Companies (Cost $63,214)		61,094
Money Market Fund - 3.3%
51,670	Dreyfus Treasury Prime Cash Management, Institutional Shares, 2.20% (b) (Cost $51,670)	51,670
Investments, at value - 101.0% (Cost $1,521,170)		$1,574,729
Other Assets & Liabilities, Net - (1.0)%		(15,399)
Net Assets - 100.0%		$1,559,330

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stock
Brazil	$–	$6,555	$–	$6,555
Canada	26,999	–	–	26,999
China	23,862	53,889	–	77,751
France	–	26,951	–	26,951
Germany	–	42,189	–	42,189
Hong Kong	–	13,706	–	13,706
Hungary	–	5,811	–	5,811
Ireland	7,088	–	–	7,088
Italy	–	21,957	–	21,957
Japan	–	80,735	–	80,735
Mexico	11,455	–	–	11,455

LMCG FUNDS

2

LMCG GLOBAL MULTICAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2018

	Level 1	Level 2	Level 3	Total
Netherlands	$10,139	$8,541	$–	$18,680
Singapore	–	16,455	–	16,455
South Africa	–	9,159	–	9,159
South Korea	–	52,530	–	52,530
Spain	–	24,348	–	24,348
Switzerland	–	13,798	–	13,798
Taiwan	–	28,331	–	28,331
United Kingdom	–	69,559	–	69,559
United States	894,796	–	–	894,796
Preferred Stock
Brazil	–	13,112	–	13,112
Investment Companies	61,094	–	–	61,094
Money Market Fund	–	51,670	–	51,670
Investments at Value	$1,035,433	$539,296	$–	$1,574,729

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2018.

At December 31, 2018, foreign securities representing the following percentage of net assets of the Fund were fair valued by independent pricing services and are classified as using Level 2 inputs within the valuation inputs disclosure on the Fund’s Schedule of Investments:

LMCG Global MultiCap Fund

Long Securities	31.27%

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

LMCG FUNDS

3

LMCG INTERNATIONAL SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2018

Shares	Security Description	Value
Common Stock - 97.3%
Australia - 9.0%
20,103	Ansell, Ltd.	$312,294
295,208	Ausdrill, Ltd.	247,414
275,335	Australian Pharmaceutical Industries, Ltd.	267,735
69,666	Charter Hall Group REIT	364,263
109,071	Charter Hall Retail REIT	344,194
442,393	Cromwell Property Group REIT	308,611
108,263	Eclipx Group, Ltd.	185,515
268,418	Nine Entertainment Co. Holdings, Ltd.	261,162
189,830	Shopping Centres Australasia Property Group REIT	341,018
97,035	St Barbara, Ltd.	321,413
54,625	Tassal Group, Ltd.	170,149
116,091	Whitehaven Coal, Ltd.	353,781
		3,477,549
Austria - 1.4%
10,642	Vienna Insurance Group AG Wiener Versicherung Gruppe	247,034
14,709	Wienerberger AG	303,544
		550,578
Belgium - 0.8%
12,861	Bekaert SA	310,011

Denmark - 2.8%
9,722	GN Store Nord A/S	364,274
872	Rockwool International A/S, Class B	228,031
10,586	Topdanmark A/S	494,039
		1,086,344
Finland - 1.6%
15,586	Cramo OYJ	266,579
17,321	Valmet OYJ	356,760
		623,339
France - 4.6%
22,495	Elior Group SA (a)	336,596
5,055	Gaztransport Et Technigaz SA	388,730
2,829	Ipsen SA	366,035
10,808	Korian SA	384,663
6,624	Nexity SA	299,067
		1,775,091
Georgia - 0.4%
7,916	Bank of Georgia Group PLC	139,057

Germany - 5.3%
5,539	AURELIUS Equity Opportunities SE & Co. KGaA	201,394
7,686	CTS Eventim AG & Co. KGaA	287,024
23,549	Deutsche Pfandbriefbank AG (a)	235,470
37,567	Deutz AG	221,305
23,122	Kloeckner & Co. SE	159,610
9,612	Salzgitter AG	280,510
3,217	Siltronic AG	267,663
18,248	TAG Immobilien AG	415,631
		2,068,607
Ireland - 0.7%
35,079	Grafton Group PLC	287,536

Isle of Man - 0.8%
60,424	Playtech PLC	296,592

Israel - 0.7%
15,451	Plus500, Ltd.	269,802

Italy - 4.0%
64,536	Enav SpA (a)	314,106
105,378	Hera SpA	321,485
138,663	Iren SpA	333,012
11,822	MARR SpA	278,739

Shares	Security Description	Value
Italy - 4.0% (continued)
38,218	Societa Cattolica di Assicurazioni SCRL	$310,912
		1,558,254
Japan - 29.1%
14,300	Arcland Service Holdings Co., Ltd.	280,000
17,400	Azbil Corp.	343,890
7,100	Daiichikosho Co., Ltd.	337,475
11,100	DIC Corp.	339,586
19,800	DMG Mori Co., Ltd.	222,387
10,300	DTS Corp.	329,135
9,500	Exedy Corp.	232,053
17,400	Fancl Corp.	443,931
9,500	Fuji Soft, Inc.	359,783
16,600	Geo Holdings Corp.	252,028
419	GLP J-Reit REIT	426,609
16,600	JAC Recruitment Co., Ltd.	282,358
491	Japan Hotel REIT Investment Corp.	350,464
99,800	JVC Kenwood Corp.	215,341
31,100	Kandenko Co., Ltd.	301,441
28,500	Kanematsu Corp.	345,153
15,800	Kohnan Shoji Co., Ltd.	381,489
7,900	Maruha Nichiro Corp.	265,461
11,100	Matsumotokiyoshi Holdings Co., Ltd.	341,289
7,100	Meitec Corp.	288,112
33,300	NHK Spring Co., Ltd.	290,932
14,300	Nihon Unisys, Ltd.	318,726
11,100	Nishio Rent All Co., Ltd.	333,477
14,300	Nomura Co., Ltd.	327,822
54,700	Penta-Ocean Construction Co., Ltd.	302,215
7,100	Sankyu, Inc.	320,592
7,100	SCSK Corp.	251,579
28,500	Shikoku Electric Power Co., Inc.	343,994
36,400	Shinoken Group Co., Ltd.	225,617
11,100	Ship Healthcare Holdings, Inc.	410,409
8,700	Showa Denko KK	258,342
4,800	Sugi Holdings Co., Ltd.	189,712
10,300	The Nisshin Oillio Group, Ltd.	294,284
3,200	Towa Pharmaceutical Co., Ltd.	222,996
8,700	Tsubakimoto Chain Co.	284,523
12,700	Unizo Holdings Co., Ltd.	236,134
12,600	Yamato Kogyo Co., Ltd.	294,497
		11,243,836
Malta - 0.7%
30,950	Kindred Group PLC, SDR	284,514

Netherlands - 3.2%
6,521	ASM International NV	268,869
9,223	ASR Nederland NV	364,944
13,655	Philips Lighting NV (a)	319,439
9,081	Wereldhave NV REIT	282,551
		1,235,803
Norway - 0.9%
6,886	Salmar ASA	341,537

Portugal - 0.8%
76,449	The Navigator Co. SA	315,392

Singapore - 1.8%
263,400	Mapletree Commercial Trust REIT	318,714
433,400	Mapletree Greater China Commercial Trust REIT	362,621
		681,335
South Korea - 0.6%
8,700	Hyundai Corp. (b)	219,058

LMCG FUNDS

1

LMCG INTERNATIONAL SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2018

Shares	Security Description	Value
Spain - 1.3%
40,720	Ence Energia y Celulosa SA	$255,888
124,142	Sacyr SA	247,588
		503,476
Sweden - 5.9%
21,386	Axfood AB	365,791
32,448	Elekta AB	385,292
34,730	Getinge AB, Class B	314,051
23,549	Mycronic AB	314,648
41,933	Nobia AB	233,757
25,927	Nyfosa AB (b)	125,072
61,528	SSAB AB, Class A	212,200
40,895	Svenska Cellulosa AB SCA, Class B	317,782
		2,268,593
Switzerland - 4.5%
4,055	Cembra Money Bank AG	321,742
642	Helvetia Holding AG	375,449
4,414	Huber + Suhner AG	294,870
10,927	Logitech International SA, Class R	345,168
4,524	Sunrise Communications Group AG (a)(b)	398,308
		1,735,537
Taiwan - 0.5%
194,991	China Life Insurance Co., Ltd.	176,939

United Kingdom - 15.9%
24,881	Bovis Homes Group PLC	273,131
20,364	Computacenter PLC	261,224
79,491	Crest Nicholson Holdings PLC	332,707
32,472	Dart Group PLC	319,890
45,229	Electrocomponents PLC	292,151
48,789	Greene King PLC	328,436
27,393	Halma PLC	477,198
189,632	Hansteen Holdings PLC REIT	223,664
62,875	Howden Joinery Group PLC	348,862
43,232	Inchcape PLC	304,214
69,523	JD Sports Fashion PLC	309,577
278,061	Marston's PLC	333,174
63,755	National Express Group PLC	304,092
47,131	Pagegroup PLC	270,741
34,199	Softcat PLC	256,644
4,604	Spirax-Sarco Engineering PLC	366,459
52,162	SSP Group PLC	430,590
39,698	The UNITE Group PLC REIT	408,157
48,400	Vesuvius PLC	312,438
		6,153,349
Total Common Stock (Cost $41,315,471)		37,602,129

Shares	Security Description	Value
Investment Company - 3.1%
20,179	iShares MSCI EAFE ETF
	(Cost $1,336,510)	1,186,122
Money Market Fund - 2.3%
896,815	Dreyfus Treasury Prime Cash Management, Institutional Shares, 2.20% (c)
	(Cost $896,815)	896,815

Investments, at value - 102.7% (Cost $43,548,796)		$39,685,066
Other Assets & Liabilities, Net - (2.7)%		(1,053,376)
Net Assets - 100.0%		$38,631,690

ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

(a)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $1,603,919 or 4.2% of net assets.

(b)	Non-income producing security.
(c)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stock
Australia	$–	$3,477,549	$–	$3,477,549
Austria	–	550,578	–	550,578
Belgium	–	310,011	–	310,011
Denmark	–	1,086,344	–	1,086,344
Finland	–	623,339	–	623,339
France	–	1,775,091	–	1,775,091
Georgia	–	139,057	–	139,057
Germany	–	2,068,607	–	2,068,607
Ireland	–	287,536	–	287,536
Isle of Man	–	296,592	–	296,592
Israel	–	269,802	–	269,802
Italy	–	1,558,254	–	1,558,254
Japan	–	11,243,836	–	11,243,836
Malta	–	284,514	–	284,514
Netherlands	–	1,235,803	–	1,235,803
Norway	–	341,537	–	341,537
Portugal	–	315,392	–	315,392
Singapore	–	681,335	–	681,335
South Korea	–	219,058	–	219,058
Spain	–	503,476	–	503,476
Sweden	125,072	2,143,521	–	2,268,593
Switzerland	–	1,735,537	–	1,735,537
Taiwan	–	176,939	–	176,939
United Kingdom	–	6,153,349	–	6,153,349
Investment Company	1,186,122	–	–	1,186,122
Money Market Fund	–	896,815	–	896,815
Investments at Value	$1,311,194	$38,373,872	$–	$39,685,066

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2018.

LMCG FUNDS

2

LMCG INTERNATIONAL SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2018

At December 31, 2018, foreign securities representing the following percentage of net assets of the Fund were fair valued by independent pricing services and are classified as using Level 2 inputs within the valuation inputs disclosure on the Fund’s Schedule of Investments:

LMCG International Small Cap Fund

Long Securities	97.01%

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

LMCG FUNDS

3

MERK ABSOLUTE RETURN CURRENCY FUND	DECEMBER 31, 2018
SCHEDULE OF INVESTMENTS (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD
Foreign Bonds - 79.3%(a)
Automotive - Netherlands - 6.2%
500,000	BMW Finance NV, EMTN	EUR	1.625%	07/17/19	$578,719
Financials - Norway - 7.5%
6,000,000	SpareBank 1 Boligkreditt AS, MTN	NOK	3.400	08/07/19	703,569
Non-U.S. Government - Australia - 4.4%
580,000	Australia Government Bond	AUD	5.250	03/15/19	411,323
Non-U.S. Government - New Zealand - 4.5%
620,000	New Zealand Government Bond	NZD	5.000	03/15/19	418,881
Non-U.S. Government - United Kingdom - 8.2%
600,000	U.K. Gilt	GBP	1.750	07/22/19	768,974
Non-U.S. Government Agency - Germany - 3.7%
3,000,000	KFW, EMTN	NOK	0.875	11/01/19	346,134
Non-U.S. Government Agency - Sweden - 4.9%
4,000,000	Kommuninvest I Sverige AB, MTN	SEK	2.250	03/12/19	453,588
Regional Authority - Australia - 17.4%
585,000	New South Wales Treasury Corp.	AUD	3.500	03/20/19	413,368
570,000	Queensland Treasury Corp. (b)	AUD	4.000	06/21/19	405,097
540,000	Treasury Corp. of Victoria	AUD	6.000	06/15/20	401,692
555,000	Western Australian Treasury Corp.	AUD	7.000	10/15/19	405,671
					1,625,828
Regional Authority - Canada - 22.5%
570,000	Province of Alberta Canada	CAD	2.000	06/01/19	417,905
570,000	Province of British Columbia Canada	CAD	2.250	03/01/19	417,801
580,000	Province of Manitoba Canada	CAD	1.150	11/21/19	422,123
570,000	Province of New Brunswick Canada	CAD	4.400	06/03/19	422,001
570,000	Province of Saskatchewan Canada	CAD	1.950	03/01/19	417,534
					2,097,364
Total Foreign Bonds (Cost $7,693,318)					7,404,380
Foreign Treasury Securities - 9.1% (a)
Non-U.S. Government - Canada - 4.5%
580,000	Canadian Treasury Bill (c)	CAD	1.650	03/21/19	423,359
Non-U.S. Government - Norway - 4.6%
3,700,000	Norway Treasury Bill (c)	NOK	0.550	03/20/19	427,219
Total Foreign Treasury Securities (Cost $856,319)					850,578

Shares	Security Description	Currency	Rate	Value in USD
Money Market Fund - 4.7%
438,512	Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class (d)
	(Cost $438,512)	USD	2.197	438,512

Investments, at value - 93.1% (Cost $8,988,149)				$8,693,470
Foreign Currencies - 6.0% (Cost $556,385)				555,468
Net Unrealized Gain/Loss on Forward Currency Contracts - (0.3)%				(25,773)
Other Assets & Liabilities, Net - 1.2%				111,322
NET ASSETS - 100.0%				$9,334,487

EMTN	European Medium Term Note

MTN	Medium Term Note

(a)	All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.

(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $405,097 or 4.3% of net assets.

(c)	Zero coupon bond. Interest rate presented is yield to maturity.

(d)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

1

As of December 31, 2018, the Merk Absolute Return Currency Fund had the following forward currency contracts outstanding:

Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	(745,000)	Australian Dollar	01/16/19	$(532,148)	$7,224
	(1,500,000)	British Pound Sterling	01/16/19	(1,896,644)	(16,873)
	(29,540,000)	Norwegian Krone	01/16/19	(3,428,691)	9,604
BNY Mellon Capital Markets, LLC	(1,625,000)	Australian Dollar	01/16/19	(1,175,801)	30,834
	3,655,000	Canadian Dollar	01/16/19	2,735,684	(57,238)
	(630,000)	Euro	01/16/19	(721,410)	(1,441)
	410,000	Euro	01/16/19	470,062	366
	30,900,000	Japanese Yen	01/16/19	279,281	3,011
	(2,515,000)	New Zealand Dollar	01/16/19	(1,695,948)	7,370
	(7,590,000)	Norwegian Krone	01/16/19	(872,113)	(6,386)
	9,330,000	Norwegian Krone	01/16/19	1,090,356	(10,461)
	25,300,000	Swedish Krona	01/16/19	2,800,337	58,186
J.P. Morgan Securities, LLC	(10,585,000)	Australian Dollar	01/16/19	(7,594,043)	135,901
	380,000	Australian Dollar	01/16/19	268,215	(468)
	(1,860,000)	British Pound Sterling	01/16/19	(2,350,931)	(21,830)
	(275,000)	British Pound Sterling	01/16/19	(352,305)	1,494
	3,375,000	British Pound Sterling	01/16/19	4,270,225	35,186
	(12,870,000)	Canadian Dollar	01/16/19	(9,643,343)	211,988
	1,415,000	Canadian Dollar	01/16/19	1,046,901	(9,966)
	(3,795,000)	Euro	01/16/19	(4,337,901)	(16,414)
	2,825,000	Euro	01/16/19	3,200,955	40,398
	(1,040,150,000)	Japanese Yen	01/16/19	(9,264,753)	(237,714)
	759,200,000	Japanese Yen	01/16/19	6,776,368	159,431
	(840,000)	New Zealand Dollar	01/16/19	(563,469)	(510)
	815,000	New Zealand Dollar	01/16/19	546,628	565
	2,615,000	New Zealand Dollar	01/16/19	1,781,047	(25,329)
	(38,435,000)	Norwegian Krone	01/16/19	(4,477,499)	28,866
	31,400,000	Norwegian Krone	01/16/19	3,668,531	(34,159)
	(61,640,000)	Swedish Krona	01/16/19	(6,841,456)	(122,942)
	(4,155,000)	Swiss Franc	01/16/19	(4,196,803)	(36,926)
	(550,000)	Swiss Franc	01/16/19	(561,328)	907
	3,490,000	Swiss Franc	01/16/19	3,513,084	43,043
RBC Capital Markets, LLC	2,190,000	Australian Dollar	01/16/19	1,567,990	(24,926)
	(470,000)	Canadian Dollar	01/16/19	(350,760)	6,336
	4,705,000	Canadian Dollar	01/16/19	3,488,782	(40,878)
	280,000	Euro	01/16/19	321,676	(409)
	1,140,000	Euro	01/16/19	1,296,978	11,038
	(118,150,000)	Japanese Yen	01/16/19	(1,056,533)	(22,846)
	193,450,000	Japanese Yen	01/16/19	1,726,943	40,352
	(795,000)	New Zealand Dollar	01/16/19	(541,478)	7,713
	(635,000)	New Zealand Dollar	01/16/19	(426,066)	(274)
	1,955,000	New Zealand Dollar	01/16/19	1,331,564	(18,972)
	(16,890,000)	Norwegian Krone	01/16/19	(1,946,289)	(8,632)
	30,880,000	Norwegian Krone	01/16/19	3,547,840	26,345
	38,910,000	Norwegian Krone	01/16/19	4,524,628	(21,016)
	(68,340,000)	Swedish Krona	01/16/19	(7,567,460)	(153,939)
	22,940,000	Swedish Krona	01/16/19	2,539,889	51,988
	(825,000)	Swiss Franc	01/16/19	(833,674)	(6,958)
	715,000	Swiss Franc	01/16/19	722,408	6,139
Societe Generale Securities	2,740,000	Australian Dollar	01/16/19	1,971,415	(40,824)
	(845,000)	British Pound Sterling	01/16/19	(1,071,125)	(6,823)
	(1,255,000)	Canadian Dollar	01/16/19	(923,564)	3,879
	1,815,000	Canadian Dollar	01/16/19	1,337,157	(7,095)
	(1,050,000)	Euro	01/16/19	(1,200,283)	(4,468)
	(1,525,000)	New Zealand Dollar	01/16/19	(1,047,172)	23,283
	(9,380,000)	Norwegian Krone	01/16/19	(1,076,210)	(9,472)
	13,950,000	Swedish Krona	01/16/19	1,545,028	31,114
State Street Global Markets, LLC	6,715,000	Australian Dollar	01/16/19	4,813,890	(82,534)
	500,000	British Pound Sterling	01/16/19	634,513	3,326
	(725,000)	Canadian Dollar	01/16/19	(540,053)	8,761
	6,260,000	Canadian Dollar	01/16/19	4,624,643	(37,208)
	(1,500,000)	Euro	01/16/19	(1,708,084)	(12,989)
	955,000	Euro	01/16/19	1,091,837	3,913

2

Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
	(119,700,000)	Japanese Yen	01/16/19	(1,059,684)	(33,855)
	(1,075,000)	New Zealand Dollar	01/16/19	(737,948)	16,189
	1,130,000	New Zealand Dollar	01/16/19	774,087	(15,402)
	30,885,000	Swedish Krona	01/16/19	3,394,309	95,234
	1,870,000	Swiss Franc	01/16/19	1,893,012	12,420
					$(25,773)

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of December 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets

Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Foreign Bonds	$–	$7,404,380	$–	$7,404,380
Foreign Treasury Securities	–	850,578	–	850,578
Money Market Fund	–	438,512	–	438,512
Investments, at value	$–	$8,693,470	$–	$8,693,470
Other Financial Instruments*
Forward Currency Contracts	–	1,122,404	–	1,122,404
Total Assets	$–	$9,815,874	$–	$9,815,874
Liabilities
Other Financial Instruments*
Forward Currency Contracts	$–	$(1,148,177)	$–	$(1,148,177)
Total Liabilities	$–	$(1,148,177)	$–	$(1,148,177)

*	Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

3

MERK HARD CURRENCY FUND	DECEMBER 31, 2018
SCHEDULE OF INVESTMENTS (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD
Foreign Bonds - 49.6% (a)
Automotive - Netherlands - 4.0%
3,000,000	Daimler International Finance BV, EMTN (b)	EUR	0.000%	03/15/19	$3,439,587
Financials - Netherlands - 2.4%
17,900,000	Bank Nederlandse Gemeenten NV, EMTN	SEK	2.125	02/13/19	2,024,438
Financials - Norway - 2.2%
16,000,000	SpareBank 1 Boligkreditt AS, MTN	NOK	3.400	08/07/19	1,876,183
Non-U.S. Government - Australia - 1.1%
1,350,000	Australia Government Bond	AUD	5.250	03/15/19	957,390
Non-U.S. Government - Austria - 2.7%
2,000,000	Republic of Austria Government Bond (c)	EUR	1.950	06/18/19	2,318,869
Non-U.S. Government - Belgium - 4.2%
3,000,000	Kingdom of Belgium Government Bond	EUR	3.000	09/28/19	3,530,536
Non-U.S. Government - France - 4.2%
3,000,000	French Republic Government Bond OAT	EUR	3.750	10/25/19	3,558,532
Non-U.S. Government - Ireland - 4.3%
3,000,000	Ireland Government Bond	EUR	5.900	10/18/19	3,611,586
Non-U.S. Government Agency - Germany - 2.5%
18,000,000	KFW, EMTN	NOK	0.875	11/01/19	2,076,806
Non-U.S. Government Agency - Sweden - 8.8%
66,000,000	Kommuninvest I Sverige AB, MTN	SEK	2.250	03/12/19	7,484,195
Regional Authority - Canada - 8.5%
6,000,000	Province of British Columbia Canada	CAD	2.250	03/01/19	4,397,905
3,900,000	Province of Saskatchewan Canada	CAD	1.950	03/01/19	2,856,810
					7,254,715
Supranational Bank - Europe - 4.7%
3,000,000	European Financial Stability Facility, EMTN	EUR	1.250	01/22/19	3,440,927
5,030,000	International Bank for Reconstruction & Development, GDIF	SEK	1.375	06/23/19	571,279
					4,012,206
Total Foreign Bonds (Cost $42,874,189)					42,145,043
Foreign Treasury Securities - 21.9% (a)
Non-U.S. Government - Canada - 14.9%
17,400,000	Canadian Treasury Bill	CAD	1.650	03/21/19	12,700,776
Non-U.S. Government - Norway - 7.0%
51,500,000	Norway Treasury Bill (c)	NOK	0.550	03/20/19	5,946,429
Total Foreign Treasury Securities (Cost $18,876,761)					18,647,205
U.S. Government & Agency Obligations - 8.7% (a)
U.S. Treasury Securities - 8.7%
7,400,000	U.S. Treasury Bill (d)
	(Cost $7,372,431)	USD	2.258-
			2.347	02/28/19	7,371,664

Shares	Security Description	Currency	Value in USD
Exchange Traded Product - 8.0% (a)
537,800	VanEck Merk Gold Trust ETF (e)(f)
	(Cost $6,706,608)	USD	6,768,213

Shares	Security Description	Currency	Rate	Value in USD
Money Market Fund - 0.9%
757,890	Morgan Stanley Institutional Liquidity Funds Treasury
	Securities Portfolio, Institutional Class (g)
	(Cost $757,890)	USD	2.197	757,890

Investments, at value - 89.1% (Cost $76,587,879)				$75,690,015
Foreign Currencies – 10.6% (Cost $8,961,199)				9,029,337
Net Unrealized Gain/Loss on Forward Currency Contracts – (0.1)%				(102,183)
Other Assets & Liabilities, Net – 0.4%				359,046
NET ASSETS – 100.0%				$84,976,215

1

EMTN	European Medium Term Note
ETF	Exchange Traded Fund
GDIF	Global Debt Issuance Facility
MTN	Medium Term Note

(a)	All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.
(b)	Zero coupon bond. Interest rate presented is yield to maturity.
(c)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $8,265,298 or 9.7% of net assets.
(d)	Rate presented is yield to maturity.
(e)	Affiliate.
(f)	Non-income producing security.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

Affiliated investments are investments that are managed by the Adviser, and are noted in the Merk Hard Currency Fund’s Schedule of Investments. Transactions during the period with affiliates were as follows:

Exchange Traded Product
VanEck Merk Gold Trust ETF	Balance 3/31/2018	Gross Additions	Gross Reductions	Change in Unrealized Depreciation	Balance 12/31/2018	Realized Loss	Investment Income
Shares/Principal	677,800	–	(140,000)	–	537,800
Cost	$8,510,046	$–	$(1,803,438)	$–	$6,706,608	$(50,638)	$–
Value	8,844,612	–	–	(272,961)	6,768,213

As of December 31, 2018, the Merk Hard Currency Fund had the following forward currency contracts outstanding:

Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
BNY Mellon Capital Markets, LLC	90,000,000	Japanese Yen	01/23/19	$803,014	$19,669
Societe Generale Securities	(1,500,000)	British Pound Sterling	01/23/19	(1,899,878)	(14,346)
	7,000,000	British Pound Sterling	01/23/19	9,040,550	(107,506)
					$(102,183)

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of December 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Foreign Bonds	$–	$42,145,043	$–	$42,145,043
Foreign Treasury Securities	–	18,647,205	–	18,647,205
U.S. Government & Agency Obligations	–	7,371,664	–	7,371,664
Exchange Traded Product	6,768,213	–	–	6,768,213
Money Market Fund	–	757,890	–	757,890
Investments, at value	$6,768,213	$68,921,802	$–	$75,690,015
Other Financial Instruments*
Forward Currency Contracts	–	19,669	–	19,669
Total Assets	$6,768,213	$68,941,471	$–	$75,709,684
Liabilities
Other Financial Instruments*

2

	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$–	$(121,852)	$–	$(121,852)
Total Liabilities	$–	$(121,852)	$–	$(121,852)

*	Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

3

PAYSON TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018

Shares	Security Description	Value
Common Stock - 99.1%
Consumer Discretionary - 16.1%
2,615	Amazon.com, Inc. (a)	$3,927,652
26,957	Aptiv PLC	1,659,743
1,322	Booking Holdings, Inc. (a)	2,277,039
49,300	BorgWarner, Inc.	1,712,682
7,837	McDonald’s Corp.	1,391,616
10,431	The Home Depot, Inc.	1,792,254
56,296	The TJX Cos., Inc.	2,518,683
		15,279,669
Consumer Staples - 2.7%
38,150	Walgreens Boots Alliance, Inc.	2,606,790

Financial - 22.2%
62,376	Aflac, Inc.	2,841,851
24,040	American Express Co.	2,291,493
19,139	Berkshire Hathaway, Inc., Class B (a)	3,907,801
24,016	JPMorgan Chase & Co.	2,344,442
20,770	Mastercard, Inc., Class A	3,918,260
11,500	S&P Global, Inc. (a)	1,954,310
29,100	Visa, Inc., Class A	3,839,454
		21,097,611
Health Care - 19.6%
19,410	AbbVie, Inc.	1,789,408
15,807	Amgen, Inc.	3,077,149
26,621	Danaher Corp.	2,745,158
13,530	Gilead Sciences, Inc.	846,301
12,500	Henry Schein, Inc. (a)	981,500
20,905	Johnson & Johnson	2,697,790
28,845	Merck & Co., Inc.	2,204,046
71,337	Pfizer, Inc.	3,113,860
30,000	Premier, Inc. (a)	1,120,500
		18,575,712
Industrials - 7.0%
17,870	CSX Corp.	1,110,263
6,000	Cummins, Inc.	801,840
37,625	Fortive Corp.	2,545,707
4,227	General Dynamics Corp.	664,527

Shares	Security Description	Value
Industrials - 7.0% (continued)
14,500	United Technologies Corp.	$1,543,960
		6,666,297
Technology - 31.5%
17,804	Accenture PLC, Class A	2,510,542
4,875	Alphabet, Inc., Class A (a)	5,094,180
32,031	Apple, Inc.	5,052,570
8,500	CDW Corp.	688,925
66,853	Cisco Systems, Inc.	2,896,741
20,172	Fiserv, Inc. (a)	1,482,440
88,808	Intel Corp.	4,167,760
24,560	Microsoft Corp.	2,494,559
44,685	QUALCOMM, Inc.	2,543,023
12,840	Texas Instruments, Inc.	1,213,380
23,000	Worldpay, Inc., Class A (a)	1,757,890
		29,902,010
Total Common Stock (Cost $68,526,132)		94,128,089
Investments, at value - 99.1% (Cost $68,526,132)		$94,128,089
Other Assets & Liabilities, Net - 0.9%		887,213
Net Assets - 100.0%		$95,015,302

PLC	Public Limited Company
(a)	Non-income producing security

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued

1

PAYSON TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018

in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$94,128,089
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$94,128,089

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

2

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date	February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date	February 26, 2019

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer
Date	February 26, 2019